UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                                                        FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY


 Investment Company Act file number                 811-09755
                                                    --------------------------

                   Principal LargeCap Stock Index Fund, Inc.
-----------------------------------------------------------------------------
(Exact name of registrant as specified in charter)

               711 High Street, Des Moines, IA 50392-2080
-----------------------------------------------------------------------------
(Address of principal executive offices)                       (Zip code)

       Princor Financial Services Corporation, Des Moines, IA 50392-2080
-----------------------------------------------------------------------------
(Name and address of agent for service)

Registrant's telephone number, including area code: 515-247-5476
                                                    -------------------

Date of fiscal year end:           October 31, 2005
                                   ---------------------------

Date of reporting period:          January 31, 2005
                                   ---------------------------

ITEM 1 - SCHEDULE OF INVESTMENTS

                            SCHEDULE OF INVESTMENTS
                   PRINCIPAL LARGECAP STOCK INDEX FUND, INC.

                          JANUARY 31, 2005 (UNAUDITED)

                                    Shares

                                    Held                                Value

----------------------------------------------------------------------------------------
COMMON STOCKS (98.27%)
ADVERTISING AGENCIES (0.19%)
                                                                     $
 Interpublic Group /1/                              2,603                 33,969
 Omnicom Group                                      1,147                 97,369
                                                                         131,338
AEROSPACE & DEFENSE (0.76%)
 Boeing                                             5,168                261,501
 Northrop Grumman                                   2,266                117,560
 Raytheon                                           2,782                104,047
 Rockwell Collins                                   1,086                 46,589
                                                                         529,697
AEROSPACE & DEFENSE EQUIPMENT (0.90%)
 General Dynamics                                   1,232                127,204
 Goodrich                                             732                 25,108
 Lockheed Martin                                    2,725                157,532
 United Technologies                                3,145                316,638
                                                                         626,482
AGRICULTURAL OPERATIONS (0.13%)
 Monsanto                                           1,627                 88,070
AIRLINES (0.11%)
 Delta Air Lines /1/ /2/                              857                  4,619
 Southwest Airlines                                 4,798                 69,475
                                                                          74,094
APPAREL MANUFACTURERS (0.22%)
 Coach /1/                                          1,162                 65,188
 Jones Apparel Group                                  749                 25,189
 Liz Claiborne                                        668                 28,016
 VF                                                   683                 36,301
                                                                         154,694
APPLIANCES (0.05%)
 Maytag /2/                                           487                  7,651
 Whirlpool                                            408                 27,850
                                                                          35,501
APPLICATIONS SOFTWARE (2.72%)
 Citrix Systems /1/                                 1,042                 22,351
 Compuware /1/                                      2,383                 16,443
 Intuit /1/                                         1,152                 44,928
 Mercury Interactive /1/                              519                 22,717
 Microsoft                                         66,927              1,758,841
 Parametric Technology /1/                          1,657                  9,445
 Siebel Systems /1/                                 3,128                 27,245
                                                                       1,901,970
ATHLETIC FOOTWEAR (0.22%)
 Nike                                               1,616                139,994
 Reebok International                                 355                 15,808
                                                                         155,802
AUTO-CARS & LIGHT TRUCKS (0.40%)
 Ford Motor                                        11,263                148,334
 General Motors                                     3,477                127,988
                                                                         276,322
AUTO-MEDIUM & HEAVY DUTY TRUCKS (0.13%)
 Navistar International /1/                           430                 16,736
 Paccar                                             1,069                 75,535
                                                                          92,271
                                    Shares

                                    Held                                Value

----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.07%)
                                                                     $
 Dana                                                 921                 14,616
 Delphi Automotive Systems                          3,454                 26,216
 Visteon                                              790                  5,862
                                                                          46,694
BEVERAGES-NON-ALCOHOLIC (1.83%)
 Coca-Cola                                         14,894                617,952
 Coca-Cola Enterprises                              2,889                 63,413
 Pepsi Bottling Group                               1,539                 42,092
 Pepsico                                           10,370                556,869
                                                                       1,280,326
BEVERAGES-WINE & SPIRITS (0.05%)
 Brown-Forman                                         750                 36,173
BREWERY (0.37%)
 Adolph Coors                                         230                 17,158
 Anheuser-Busch                                     4,864                239,212
                                                                         256,370
BROADCASTING SERVICES & PROGRAMMING (0.16%)
 Clear Channel Communications                       3,531                114,510
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (0.20%)
 Masco                                              2,758                101,495
 Vulcan Materials                                     630                 35,582
                                                                         137,077
BUILDING PRODUCTS-AIR & HEATING (0.08%)
 American Standard /1/                              1,320                 52,853
BUILDING-MAINTENANCE & SERVICE (0.08%)
 Ecolab                                             1,586                 53,369
BUILDING-RESIDENTIAL & COMMERCIAL (0.19%)
 Centex                                               764                 46,841
 KB Home                                              284                 30,856
 Pulte                                                785                 51,873
                                                                         129,570
CABLE TV (0.63%)
 Comcast /1/                                       13,666                439,909
CASINO HOTELS (0.06%)
 Harrah's Entertainment                               689                 43,572
CASINO SERVICES (0.09%)
 International Game Technology                      2,121                 66,387
CELLULAR TELECOMMUNICATIONS (0.28%)
 Nextel Communications /1/                          6,841                196,268
CHEMICALS-DIVERSIFIED (1.02%)
 Dow Chemical                                       5,805                288,509
 E. I. Du Pont de Nemours                           6,114                290,782
 PPG Industries                                     1,058                 72,769
 Rohm & Haas                                        1,384                 61,228
                                                                         713,288
CHEMICALS-SPECIALTY (0.13%)
 Eastman Chemical                                     479                 25,938
 Engelhard                                            753                 22,628
 Great Lakes Chemical                                 314                  8,305
 Hercules /1/                                         689                  9,997
                                    Shares

                                    Held                                Value

----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
CHEMICALS-SPECIALTY (CONTINUED)
                                                                     $
 Sigma-Aldrich                                        425                 26,711
                                                                          93,579
CIRCUIT BOARDS (0.04%)
 Jabil Circuit /1/                                  1,240                 29,227
COATINGS & PAINT (0.05%)
 Sherwin-Williams                                     870                 37,584
COMMERCIAL BANKS (0.93%)
 AmSouth Bancorp                                    2,185                 54,494
 BB&T                                               3,400                134,198
 Compass Bancshares                                   754                 35,310
 First Horizon National                               757                 32,225
 M&T Bank                                             714                 73,085
 Marshall & Ilsley                                  1,375                 58,864
 North Fork Bancorp                                 2,896                 83,115
 Regions Financial                                  2,861                 91,552
 Synovus Financial                                  1,905                 51,683
 Zions Bancorp                                        552                 37,437
                                                                         651,963
COMMERCIAL SERVICE-FINANCE (0.31%)
 Equifax                                              832                 23,545
 H&R Block                                          1,014                 48,986
 Moody's                                              910                 76,240
 Paychex                                            2,328                 70,981
                                                                         219,752
COMMERCIAL SERVICES (0.02%)
 Convergys /1/                                        871                 12,447
COMPUTER AIDED DESIGN (0.06%)
 Autodesk                                           1,412                 41,470
COMPUTER SERVICES (0.34%)
 Affiliated Computer Services /1/                     791                 42,864
 Computer Sciences /1/                              1,165                 60,021
 Electronic Data Systems                            3,163                 67,752
 Sungard Data Systems /1/                           1,778                 47,810
 Unisys /1/                                         2,067                 16,226
                                                                         234,673
COMPUTERS (2.31%)
 Apple Computer /1/                                 2,475                190,328
 Gateway /1/                                        2,300                 10,879
 Hewlett-Packard                                   18,590                364,178
 International Business Machines                   10,248                957,368
 Sun Microsystems /1/                              20,703                 90,265
                                                                       1,613,018
COMPUTERS-INTEGRATED SYSTEMS (0.97%)
 Dell /1/                                          15,294                638,678
 NCR /1/                                            1,146                 39,170
                                                                         677,848
COMPUTERS-MEMORY DEVICES (0.37%)
 EMC /1/                                           14,751                193,238
 Veritas Software /1/                               2,603                 66,949
                                                                         260,187
                                    Shares

                                    Held                                Value

----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMPUTERS-PERIPHERAL EQUIPMENT (0.09%)
                                                                     $
 Lexmark International /1/                            794                 66,180
CONSUMER PRODUCTS-MISCELLANEOUS (0.19%)
 Clorox                                               935                 55,558
 Fortune Brands                                       887                 74,490
                                                                         130,048
CONTAINERS-METAL & GLASS (0.04%)
 Ball                                                 693                 29,605
CONTAINERS-PAPER & PLASTIC (0.09%)
 Bemis                                                658                 19,082
 Pactiv /1/                                           913                 20,278
 Sealed Air /1/                                       514                 26,368
                                                                          65,728
COSMETICS & TOILETRIES (2.42%)
 Alberto-Culver                                       559                 30,326
 Avon Products                                      2,911                122,902
 Colgate-Palmolive                                  3,264                171,491
 Gillette                                           6,111                309,950
 International Flavors &
  Fragrances                                          580                 24,488
 Kimberly-Clark                                     3,002                196,661
 Procter & Gamble                                  15,615                831,186
                                                                       1,687,004
CRUISE LINES (0.32%)
 Carnival                                           3,898                224,525
DATA PROCESSING & MANAGEMENT (0.59%)
 Automatic Data Processing                          3,586                155,919
 First Data                                         5,110                208,181
 Fiserv /1/                                         1,203                 46,015
                                                                         410,115
DISPOSABLE MEDICAL PRODUCTS (0.06%)
 C.R. Bard                                            643                 43,595
DISTRIBUTION-WHOLESALE (0.11%)
 Genuine Parts                                      1,074                 45,463
 W.W. Grainger                                        554                 33,910
                                                                          79,373
DIVERSIFIED MANUFACTURING OPERATIONS (5.61%)
 3M                                                 4,793                404,337
 Cooper Industries                                    569                 39,545
 Danaher                                            1,900                104,272
 Dover                                              1,252                 47,952
 Eaton                                                935                 63,571
 General Electric /3/                              65,083              2,351,449
 Honeywell International                            5,295                190,514
 Illinois Tool Works                                1,820                158,303
 ITT Industries                                       568                 48,445
 Textron                                              846                 60,895
 Tyco International                                12,383                447,522
                                                                       3,916,805
DIVERSIFIED OPERATORS-COMMERCIAL SERVICES (0.22%)
 Cendant                                            6,481                152,628
DRUG DELIVERY SYSTEMS (0.04%)
 Hospira /1/                                          960                 27,734
                                    Shares

                                    Held                                Value

----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
E-COMMERCE-SERVICES (0.51%)
                                                                     $
 eBay /1/                                           4,081                332,601
 Monster Worldwide /1/                                733                 22,936
                                                                         355,537
ELECTRIC PRODUCTS-MISCELLANEOUS (0.30%)
 Emerson Electric                                   2,583                173,681
 Molex                                              1,159                 33,286
                                                                         206,967
ELECTRIC-GENERATION (0.08%)
 AES /1/                                            3,994                 56,116
ELECTRIC-INTEGRATED (2.71%)
 Allegheny Energy /1/ /2/                             844                 16,323
 Ameren                                             1,198                 60,044
 American Electric Power                            2,435                 85,834
 CenterPoint Energy                                 1,895                 21,319
 Cinergy                                            1,115                 44,923
 CMS Energy /1/                                     1,198                 12,615
 Consolidated Edison                                1,489                 65,322
 Constellation Energy Group                         1,082                 54,100
 Dominion Resources                                 2,040                141,535
 DTE Energy                                         1,070                 46,877
 Duke Energy                                        5,889                157,766
 Edison International                               2,005                 65,102
 Entergy                                            1,376                 95,659
 Exelon                                             4,079                180,496
 FirstEnergy                                        2,030                 80,713
 FPL Group                                          1,142                 87,523
 NiSource                                           1,664                 38,106
 PG&E /1/                                           2,481                 86,835
 Pinnacle West Capital                                563                 23,477
 PPL                                                1,163                 62,802
 Progress Energy                                    1,520                 67,260
 Public Service Enterprise Group                    1,463                 77,173
 Southern                                           4,554                153,789
 TECO Energy                                        1,228                 19,660
 TXU                                                1,480                102,416
 XCEL Energy                                        2,464                 44,820
                                                                       1,892,489
ELECTRICAL COMPONENTS & EQUIPMENT (0.01%)
 Power-One /1/                                        510                  3,789
ELECTRONIC COMPONENTS-MISCELLANEOUS (0.07%)
 Sanmina /1/                                        3,208                 19,825
 Solectron /1/                                      5,977                 29,706
                                                                          49,531
ELECTRONIC COMPONENTS-SEMICONDUCTOR (2.18%)
 Advanced Micro Devices /1/                         2,376                 37,541
 Altera /1/                                         2,292                 44,006
 Applied Micro Circuits /1/                         1,901                  6,292
 Broadcom /1/                                       2,025                 64,456
 Freescale Semiconductor /1/                        2,403                 41,981
 Intel                                             38,925                873,866
 LSI Logic /1/                                      2,369                 14,475
 Micron Technology /1/                              3,769                 39,235
 National Semiconductor /1/                         2,204                 37,314
 Nvidia /1/                                         1,023                 23,447
                                    Shares

                                    Held                                Value

----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ELECTRONIC COMPONENTS-SEMICONDUCTOR (CONTINUED)
                                                                     $
 PMC - Sierra /1/                                   1,097                 11,277
 QLogic /1/                                           569                 21,781
 Texas Instruments                                 10,637                246,885
 Xilinx                                             2,143                 62,554
                                                                       1,525,110
ELECTRONIC FORMS (0.12%)
 Adobe Systems                                      1,468                 83,529
ELECTRONIC MEASUREMENT INSTRUMENTS (0.12%)
 Agilent Technologies /1/                           2,989                 66,087
 Tektronix                                            551                 15,880
                                                                          81,967
ELECTRONICS-MILITARY (0.07%)
 L-3 Communications Holdings                          709                 50,630
ENGINEERING-RESEARCH & DEVELOPMENT SERVICES (0.04%)
 Fluor                                                515                 27,573
ENGINES-INTERNAL COMBUSTION (0.03%)
 Cummins Engine                                       279                 21,670
ENTERPRISE SOFTWARE & SERVICE (0.81%)
 BMC Software /1/                                   1,366                 22,990
 Computer Associates International                  3,605                 98,020
 Novell /1/                                         2,326                 13,421
 Oracle /1/                                        31,571                434,732
                                                                         569,163
ENTERTAINMENT SOFTWARE (0.17%)
 Electronic Arts /1/                                1,879                120,895
FIDUCIARY BANKS (0.53%)
 Bank of New York                                   4,782                142,073
 Mellon Financial                                   2,607                 76,516
 Northern Trust                                     1,349                 58,870
 State Street                                       2,052                 91,950
                                                                         369,409
FILTRATION & SEPARATION PRODUCTS (0.03%)
 Pall                                                 763                 20,548
FINANCE-COMMERCIAL (0.07%)
 CIT Group                                          1,294                 52,239
FINANCE-CONSUMER LOANS (0.19%)
 SLM                                                2,646                132,803
FINANCE-CREDIT CARD (1.10%)
 American Express                                   7,727                412,235
 Capital One Financial                              1,494                116,950
 MBNA                                               7,865                209,052
 Providian Financial /1/                            1,804                 30,091
                                                                         768,328
FINANCE-INVESTMENT BANKER & BROKER (4.18%)
 Bear Stearns                                         635                 64,173
 Charles Schwab                                     8,291                 93,191
 Citigroup                                         31,948              1,567,049
 Goldman Sachs Group                                2,980                321,393
 Lehman Brothers Holdings                           1,658                151,193
 Merrill Lynch                                      5,734                344,441
                                    Shares

                                    Held                                Value

----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
FINANCE-INVESTMENT BANKER & BROKER (CONTINUED)
                                                                     $
 Morgan Stanley                                     6,737                377,003
                                                                       2,918,443
FINANCE-MORTGAGE LOAN/BANKER (1.14%)
 Countrywide Credit Industries                      3,572                132,164
 Federal Home Loan Mortgage                         4,244                277,091
 Federal National Mortgage
  Association                                       5,958                384,767
                                                                         794,022
FINANCIAL GUARANTEE INSURANCE (0.20%)
 Ambac Financial Group                                669                 51,433
 MBIA                                                 866                 51,735
 MGIC Investment                                      595                 38,020
                                                                         141,188
FOOD-CONFECTIONERY (0.27%)
 Hershey Foods                                      1,514                 88,554
 Wm. Wrigley Jr.                                    1,382                 97,279
                                                                         185,833
FOOD-FLOUR & GRAIN (0.14%)
 Archer Daniels Midland                             4,029                 97,502
FOOD-MISCELLANEOUS/DIVERSIFIED (0.90%)
 Campbell Soup                                      2,533                 74,268
 ConAgra Foods                                      3,167                 93,426
 General Mills                                      2,243                118,857
 H.J. Heinz                                         2,150                 81,291
 Kellogg                                            2,541                113,430
 McCormick                                            841                 31,260
 Sara Lee                                           4,831                113,432
                                                                         625,964
FOOD-RETAIL (0.26%)
 Albertson's                                        2,265                 51,823
 Kroger /1/                                         4,550                 77,805
 Safeway /1/                                        2,754                 51,913
                                                                         181,541
FOOD-WHOLESALE & DISTRIBUTION (0.23%)
 Supervalu                                            826                 26,110
 Sysco                                              3,938                137,712
                                                                         163,822
FORESTRY (0.06%)
 Plum Creek Timber                                  1,130                 40,364
GAS-DISTRIBUTION (0.16%)
 KeySpan                                              989                 39,036
 Nicor                                                271                 10,005
 Peoples Energy                                       232                  9,937
 Sempra Energy                                      1,436                 53,448
                                                                         112,426
GOLD MINING (0.16%)
 Newmont Mining                                     2,733                113,665
HEALTH CARE COST CONTAINMENT (0.25%)
 Caremark Rx /1/                                    2,800                109,480
 McKesson                                           1,809                 62,392
                                                                         171,872
                                    Shares

                                    Held                                Value

----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
HOME DECORATION PRODUCTS (0.05%)
                                                                     $
 Newell Rubbermaid                                  1,691                 36,390
HOME FURNISHINGS (0.05%)
 Leggett & Platt                                    1,175                 33,488
HOTELS & MOTELS (0.31%)
 Hilton Hotels                                      2,376                 52,866
 Marriott International                             1,378                 87,062
 Starwood Hotels & Resorts
  Worldwide                                         1,275                 73,810
                                                                         213,738
HUMAN RESOURCES (0.05%)
 Robert Half International                          1,067                 32,373
IDENTIFICATION SYSTEM-DEVELOPMENT (0.04%)
 Symbol Technologies                                1,481                 27,102
INDEPENDENT POWER PRODUCER (0.02%)
 Calpine /1/ /2/                                    3,289                 10,952
INDUSTRIAL AUTOMATION & ROBOTS (0.09%)
 Rockwell International                             1,134                 64,241
INDUSTRIAL GASES (0.24%)
 Air Products & Chemicals                           1,399                 82,415
 Praxair                                            1,998                 86,214
                                                                         168,629
INSTRUMENTS-CONTROLS (0.21%)
 Johnson Controls                                   1,171                 69,276
 Parker Hannifin                                      735                 47,893
 Thermo Electron /1/                                  981                 29,371
                                                                         146,540
INSTRUMENTS-SCIENTIFIC (0.20%)
 Applied Biosystems Group                           1,214                 24,341
 Fisher Scientific International
  /1/                                                 721                 45,531
 Millipore /1/                                        306                 13,320
 PerkinElmer                                          788                 18,116
 Waters /1/                                           744                 36,516
                                                                         137,824
INSURANCE BROKERS (0.21%)
 Aon                                                1,947                 44,275
 Marsh & McLennan                                   3,244                105,430
                                                                         149,705
INTERNET BROKERS (0.05%)
 E*trade Group /1/                                  2,289                 31,474
INTERNET SECURITY (0.13%)
 Symantec /1/                                       3,904                 91,158
INVESTMENT MANAGEMENT & ADVISORY SERVICES (0.28%)
 Federated Investors                                  661                 19,420
 Franklin Resources                                 1,535                104,165
 Janus Capital Group                                1,454                 21,563
 T. Rowe Price Group                                  789                 47,222
                                                                         192,370
LEISURE & RECREATION PRODUCTS (0.04%)
 Brunswick                                            592                 27,303
                                    Shares

                                    Held                                Value

----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
LIFE & HEALTH INSURANCE (0.51%)
                                                                     $
 Aflac                                              3,115                123,074
 Jefferson-Pilot                                      840                 41,916
 Lincoln National                                   1,074                 49,554
 Principal Financial Group /4/                      1,889                 76,656
 Torchmark                                            665                 36,309
 UnumProvident                                      1,824                 31,318
                                                                         358,827
LINEN SUPPLY & RELATED ITEMS (0.07%)
 Cintas                                             1,056                 45,936
MACHINERY-CONSTRUCTION & MINING (0.27%)
 Caterpillar                                        2,100                187,110
MACHINERY-FARM (0.15%)
 Deere                                              1,527                106,020
MACHINERY-GENERAL INDUSTRY (0.11%)
 Ingersoll-Rand                                     1,060                 78,843
MEDICAL INFORMATION SYSTEM (0.05%)
 IMS Health                                         1,427                 33,363
MEDICAL INSTRUMENTS (1.23%)
 Biomet                                             1,558                 66,184
 Boston Scientific /1/                              5,198                171,846
 Guidant                                            1,961                142,153
 Medtronic                                          7,441                390,578
 St. Jude Medical /1/                               2,201                 86,455
                                                                         857,216
MEDICAL LABORATORY & TESTING SERVICE (0.14%)
 Laboratory Corp. of America
  Holdings /1/                                        851                 40,720
 Quest Diagnostics                                    623                 59,372
                                                                         100,092
MEDICAL PRODUCTS (2.35%)
 Baxter International                               3,795                128,119
 Becton Dickinson                                   1,559                 88,317
 Johnson & Johnson                                 18,270              1,182,069
 Stryker                                            2,474                121,573
 Zimmer Holdings /1/                                1,509                118,985
                                                                       1,639,063
MEDICAL-BIOMEDICAL/GENE (1.07%)
 Amgen /1/                                          7,818                486,592
 Biogen Idec /1/                                    2,053                133,363
 Chiron /1/                                         1,149                 37,745
 Genzyme /1/                                        1,526                 88,828
                                                                         746,528
MEDICAL-DRUGS (4.72%)
 Abbott Laboratories                                9,587                431,607
 Allergan                                             808                 61,368
 Bristol-Myers Squibb                              11,977                280,741
 Eli Lilly                                          6,966                377,836
 Forest Laboratories /1/                            2,267                 94,148
 King Pharmaceuticals /1/                           1,487                 15,628
 Medimmune /1/                                      1,531                 36,216
 Merck                                             13,651                382,910
 Pfizer                                            46,362              1,120,106
 Schering-Plough                                    9,066                168,265
                                    Shares

                                    Held                                Value

----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL-DRUGS (CONTINUED)
                                                                     $
 Wyeth                                              8,213                325,481
                                                                       3,294,306
MEDICAL-GENERIC DRUGS (0.07%)
 Mylan Laboratories /2/                             1,656                 27,539
 Watson Pharmaceutical /1/                            673                 20,076
                                                                          47,615
MEDICAL-HMO (1.04%)
 Aetna                                                909                115,488
 Humana /1/                                           981                 33,619
 UnitedHealth Group                                 4,023                357,645
 WellPoint /1/                                      1,817                220,766
                                                                         727,518
MEDICAL-HOSPITALS (0.25%)
 HCA                                                2,593                115,440
 Health Management Associates                       1,498                 33,076
 Tenet Healthcare /1/                               2,872                 28,519
                                                                         177,035
MEDICAL-NURSING HOMES (0.03%)
 Manor Care                                           532                 18,381
MEDICAL-WHOLESALE DRUG DISTRIBUTION (0.27%)
 AmerisourceBergen                                    646                 37,649
 Cardinal Health                                    2,659                149,755
                                                                         187,404
METAL-ALUMINUM (0.23%)
 Alcoa                                              5,358                158,115
METAL-COPPER (0.08%)
 Phelps Dodge                                         588                 56,624
METAL-DIVERSIFIED (0.06%)
 Freeport-McMoran Copper & Gold                     1,099                 40,454
MISCELLANEOUS INVESTING (0.44%)
 Apartment Investment & Management                    583                 20,930
 Archstone-Smith Trust                              1,204                 41,297
 Equity Office Properties Trust                     2,482                 69,446
 Equity Residential Properties
  Trust                                             1,741                 54,911
 Prologis Trust                                     1,132                 43,175
 Simon Property Group                               1,361                 80,707
                                                                         310,466
MONEY CENTER BANKS (2.82%)
 Bank of America                                   24,865              1,152,990
 JP Morgan Chase                                   21,931                818,684
                                                                       1,971,674
MOTORCYCLE & MOTOR SCOOTER (0.16%)
 Harley-Davidson                                    1,808                108,679
MULTI-LINE INSURANCE (2.83%)
 Allstate                                           4,224                213,059
 American International Group                      16,034              1,062,894
 Cigna                                                827                 66,367
 Cincinnati Financial                               1,034                 45,620
 Hartford Financial Services Group                  1,808                121,660
 Loews                                              1,142                 77,656
 MetLife                                            4,582                182,134
                                    Shares

                                    Held                                Value

----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MULTI-LINE INSURANCE (CONTINUED)
                                                                     $
 Prudential Financial                               3,158                170,248
 Safeco                                               780                 36,114
                                                                       1,975,752
MULTIMEDIA (2.55%)
 Gannett                                            1,571                125,743
 McGraw-Hill                                        1,169                105,794
 Meredith                                             308                 14,793
 News                                              16,084                273,428
 Time Warner /1/                                   28,197                507,546
 Viacom                                            10,496                391,921
 Walt Disney                                       12,578                360,108
                                                                       1,779,333
NETWORKING PRODUCTS (1.27%)
 Cisco Systems /1/                                 40,538                731,305
 Lucent Technologies /1/ /2/                       27,214                 88,718
 Network Appliance /1/                              2,208                 70,303
                                                                         890,326
NON-HAZARDOUS WASTE DISPOSAL (0.17%)
 Allied Waste Industries /1/                        1,959                 16,279
 Waste Management                                   3,522                102,138
                                                                         118,417
OFFICE AUTOMATION & EQUIPMENT (0.22%)
 Pitney Bowes                                       1,420                 63,531
 Xerox /1/                                          5,870                 93,215
                                                                         156,746
OFFICE SUPPLIES & FORMS (0.06%)
 Avery Dennison                                       679                 40,801
OIL & GAS DRILLING (0.28%)
 Nabors Industries /1/                                920                 46,368
 Noble /1/                                            832                 44,387
 Rowan /1/                                            660                 18,586
 Transocean Sedco Forex /1/                         1,980                 87,120
                                                                         196,461
OIL COMPANY-EXPLORATION & PRODUCTION (0.87%)
 Anadarko Petroleum                                 1,522                100,771
 Apache                                             2,010                109,384
 Burlington Resources                               2,410                105,341
 Devon Energy                                       2,992                121,685
 EOG Resources                                        729                 54,128
 Kerr-McGee                                           933                 57,613
 XTO Energy                                         1,603                 57,564
                                                                         606,486
OIL COMPANY-INTEGRATED (5.02%)
 Amerada Hess                                         563                 48,784
 ChevronTexaco                                     13,042                709,485
 ConocoPhillips                                     4,248                394,172
 Exxon Mobil                                       39,714              2,049,243
 Marathon Oil                                       2,133                 82,611
 Occidental Petroleum                               2,429                141,805
 Unocal                                             1,620                 77,063
                                                                       3,503,163
OIL REFINING & MARKETING (0.21%)
 Ashland                                              437                 26,823
                                    Shares

                                    Held                                Value

----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
OIL REFINING & MARKETING (CONTINUED)
                                                                     $
 Sunoco                                               453                 39,633
 Valero Energy                                      1,580                 82,207
                                                                         148,663
OIL-FIELD SERVICES (0.73%)
 Baker Hughes                                       2,064                 89,371
 BJ Services                                          993                 47,714
 Halliburton                                        3,086                126,927
 Schlumberger                                       3,624                246,577
                                                                         510,589
OPTICAL SUPPLIES (0.03%)
 Bausch & Lomb                                        328                 23,908
PAPER & RELATED PRODUCTS (0.48%)
 Georgia-Pacific                                    1,588                 50,975
 International Paper                                2,995                117,254
 Louisiana-Pacific                                    677                 17,331
 MeadWestvaco                                       1,247                 36,026
 Temple-Inland                                        344                 21,878
 Weyerhaeuser                                       1,476                 92,103
                                                                         335,567
PHARMACY SERVICES (0.15%)
 Express Scripts /1/                                  467                 34,647
 Medco Health Solutions /1/                         1,678                 71,432
                                                                         106,079
PHOTO EQUIPMENT & SUPPLIES (0.08%)
 Eastman Kodak                                      1,764                 58,371
PIPELINES (0.24%)
 Dynegy /1/                                         2,339                 10,409
 El Paso                                            3,960                 43,045
 Kinder Morgan                                        762                 57,180
 Williams                                           3,425                 57,574
                                                                         168,208
POWER CONVERTER & SUPPLY EQUIPMENT (0.04%)
 American Power Conversion                          1,177                 25,035
PRINTING-COMMERCIAL (0.06%)
 R.R. Donnelley & Sons                              1,351                 45,191
PROPERTY & CASUALTY INSURANCE (0.69%)
 ACE                                                1,749                 75,907
 Chubb                                              1,179                 87,812
 Progressive                                        1,232                103,057
 St. Paul                                           4,121                154,702
 XL Capital                                           853                 63,787
                                                                         485,265
PUBLICLY TRADED INVESTMENT FUND (1.24%)
 iShares S&P 500 Index Fund /2/                     7,330                866,259
PUBLISHING-NEWSPAPERS (0.23%)
 Dow Jones                                            504                 19,212
 Knight Ridder                                        474                 30,862
 New York Times                                       893                 34,720
 Tribune                                            1,955                 78,161
                                                                         162,955
                                    Shares

                                    Held                                Value

----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
REGIONAL BANKS (3.26%)
                                                                     $
 Comerica                                           1,049                 60,695
 Fifth Third Bancorp /2/                            3,640                169,151
 Huntington Bancshares                              1,423                 32,686
 KeyCorp                                            2,502                 83,617
 National City                                      4,170                148,244
 PNC Financial Services Group                       1,740                 93,734
 SunTrust Banks                                     2,282                164,350
 U.S. Bancorp                                      11,494                345,395
 Wachovia                                           9,871                541,424
 Wells Fargo                                       10,415                638,439
                                                                       2,277,735
RETAIL-APPAREL & SHOE (0.31%)
 Gap                                                5,398                118,810
 Limited                                            2,501                 59,274
 Nordstrom                                            862                 41,591
                                                                         219,675
RETAIL-AUTO PARTS (0.06%)
 Autozone /1/                                         491                 43,822
RETAIL-AUTOMOBILE (0.04%)
 AutoNation /1/                                     1,628                 30,997
RETAIL-BEDDING (0.11%)
 Bed Bath & Beyond /1/                              1,852                 74,617
RETAIL-BUILDING PRODUCTS (1.19%)
 Home Depot                                        13,518                557,753
 Lowe's                                             4,756                271,044
                                                                         828,797
RETAIL-CONSUMER ELECTRONICS (0.22%)
 Best Buy                                           1,996                107,365
 Circuit City Stores                                1,195                 17,112
 RadioShack                                           975                 32,292
                                                                         156,769
RETAIL-DISCOUNT (2.78%)
 Big Lots /1/                                         693                  7,803
 Costco Wholesale                                   2,888                136,516
 Dollar General                                     2,017                 40,764
 Family Dollar Stores                               1,031                 34,487
 Target                                             5,511                279,793
 TJX                                                2,966                 74,269
 Wal-Mart Stores                                   26,070              1,366,068
                                                                       1,939,700
RETAIL-DRUG STORE (0.55%)
 CVS                                                2,462                114,114
 Walgreen                                           6,291                268,059
                                                                         382,173
RETAIL-JEWELRY (0.04%)
 Tiffany                                              895                 28,130
RETAIL-MAJOR DEPARTMENT STORE (0.29%)
 J.C. Penney                                        1,758                 75,102
 May Department Stores                              1,797                 60,918
 Sears Roebuck                                      1,275                 64,069
                                                                         200,089
                                    Shares

                                    Held                                Value

----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-OFFICE SUPPLIES (0.22%)
                                                                     $
 Office Depot /1/                                   1,923                 33,249
 OfficeMax                                            575                 16,968
 Staples                                            3,065                100,348
                                                                         150,565
RETAIL-REGIONAL DEPARTMENT STORE (0.25%)
 Dillards                                             502                 13,172
 Federated Department Stores                        1,041                 59,129
 Kohl's /1/                                         2,111                 99,238
                                                                         171,539
RETAIL-RESTAURANTS (0.75%)
 Darden Restaurants                                   967                 28,585
 McDonald's                                         7,739                250,666
 Starbucks /1/                                      2,461                132,894
 Wendy's International                                701                 27,493
 Yum! Brands                                        1,803                 83,569
                                                                         523,207
RETAIL-TOY STORE (0.04%)
 Toys R Us /1/                                      1,323                 28,378
RUBBER-TIRES (0.04%)
 Cooper Tire & Rubber                                 461                  9,962
 Goodyear Tire & Rubber /1/ /2/                     1,079                 16,660
                                                                          26,622
SAVINGS & LOANS-THRIFTS (0.56%)
 Golden West Financial                              1,885                121,809
 Sovereign Bancorp                                  2,307                 52,461
 Washington Mutual                                  5,374                216,841
                                                                         391,111
SCHOOLS (0.13%)
 Apollo Group /1/                                   1,140                 89,137
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (0.33%)
 Analog Devices                                     2,313                 83,013
 Linear Technology                                  1,890                 71,329
 Maxim Integrated Products                          2,002                 78,098
                                                                         232,440
SEMICONDUCTOR EQUIPMENT (0.37%)
 Applied Materials /1/                             10,454                166,219
 Kla-Tencor /1/                                     1,203                 55,639
 Novellus Systems /1/                                 857                 22,410
 Teradyne /1/                                       1,195                 16,766
                                                                         261,034
STEEL PRODUCERS (0.13%)
 Nucor                                                979                 54,981
 United States Steel                                  700                 36,260
                                                                          91,241
STEEL-SPECIALTY (0.02%)
 Allegheny Technologies                               588                 14,112
TELECOMMUNICATION EQUIPMENT (0.68%)
 ADC Telecommunications /1/                         4,979                 12,796
 Andrew /1/                                           990                 12,929
 Comverse Technology /1/                            1,216                 27,178
 Qualcomm                                          10,090                375,752
 Scientific-Atlanta                                   944                 28,613
                                    Shares

                                    Held                                Value

----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TELECOMMUNICATION EQUIPMENT (CONTINUED)
                                                                     $
 Tellabs /1/                                        2,844                 20,249
                                                                         477,517
TELECOMMUNICATION EQUIPMENT-FIBER OPTICS (0.18%)
 CIENA /1/                                          3,520                  8,976
 Corning /1/                                        8,632                 94,434
 JDS Uniphase /1/                                   8,889                 19,023
                                                                         122,433
TELECOMMUNICATION SERVICES (0.06%)
 Avaya /1/                                          2,817                 40,424
TELEPHONE-INTEGRATED (2.72%)
 ALLTEL                                             1,869                102,870
 AT&T                                               4,899                 94,012
 BellSouth                                         11,276                295,882
 CenturyTel                                           828                 26,993
 Citizens Communications                            2,064                 27,843
 Qwest Communications
  International /1/                                11,178                 46,948
 SBC Communications                                20,410                484,941
 Sprint                                             9,055                215,781
 Verizon Communications                            17,045                606,631
                                                                       1,901,901
TELEVISION (0.08%)
 Univision Communications /1/                       1,989                 54,320
THERAPEUTICS (0.13%)
 Gilead Sciences /1/                                2,664                 88,178
TOBACCO (1.33%)
 Altria Group                                      12,636                806,556
 Reynolds American                                    908                 73,021
 UST                                                1,017                 51,521
                                                                         931,098
TOOLS-HAND HELD (0.11%)
 Black & Decker                                       497                 40,953
 Snap-On                                              354                 11,721
 Stanley Works                                        506                 24,065
                                                                          76,739
TOYS (0.10%)
 Hasbro                                             1,089                 21,345
 Mattel                                             2,554                 49,675
                                                                          71,020
TRANSPORT-RAIL (0.49%)
 Burlington Northern Santa Fe                       2,314                111,489
 CSX                                                1,322                 52,840
 Norfolk Southern                                   2,437                 85,100
 Union Pacific                                      1,597                 95,181
                                                                         344,610
TRANSPORT-SERVICES (0.99%)
 FedEx                                              1,850                176,953
 United Parcel Service                              6,899                515,217
                                                                         692,170
TRAVEL SERVICES (0.03%)
 Sabre Holdings                                       833                 17,576
                                    Shares

                                    Held                                Value

----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TRUCKING & LEASING (0.03%)
                                                                     $
 Ryder System                                         396                 18,038
WEB PORTALS (0.43%)
 Yahoo /1/                                          8,463                297,982
WIRELESS EQUIPMENT (0.34%)
 Motorola                                          14,986                235,880
                                     TOTAL COMMON STOCKS              68,622,537

                                    Principal

                                    Amount                              Value

----------------------------------------------------------------------------------------
COMMERCIAL PAPER (1.64%)
FINANCE-MORTGAGE LOAN/BANKER (1.64%)
 Investment in Joint Trading
  Account;
  Federal Home Loan Bank
                                               $                     $
  2.30%; 02/01/05                               1,147,259              1,147,259
                                  TOTAL COMMERCIAL PAPER               1,147,259

                                    Maturity

                                    Amount                              Value

----------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (0.81%)
 Lehman Brothers; 2.42%; dated
  1/31/05 maturing 02/01/05
  (collateralized by U.S Treasury
  Note; $576,250; 11/15/06) /5/                $  565,038            $   565,000
                             TOTAL REPURCHASE AGREEMENTS                 565,000
                                                                     -----------

                   TOTAL PORTFOLIO INVESTMENTS (100.72%)              70,334,796
LIABILITIES, NET OF
 CASH, RECEIVABLES
 AND OTHER ASSETS
 (-0.72%)                                                               (503,502)
                              TOTAL NET ASSETS (100.00%)             $69,831,294
                                                                     --------------


 Contract                  Opening       Current      Unrealized
   Type      Commitment  Market Value  Market Value   Gain (Loss)
------------------------------------------------------------------
FUTURES CONTRACTS
4 S&P 500      Buy        $1,187,200    $1,181,700     $(5,500)
March, 2005
Futures

/1 /Non-income producing security.
/2 /Security or a portion of the security was on loan at the end of the period. /3 /Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $541,950 or .78% of net assets.
/4 /Affiliated security.
/5 /Security was purchased with the cash proceeds from securities loans.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $ 11,827,188
Unrealized Depreciation                       (13,643,656)
                                             ------------
Net Unrealized Appreciation (Depreciation)     (1,816,468)
Cost for federal income tax purposes         $ 72,151,264

 AFFILIATED SECURITIES (ON A U.S. FEDERAL TAX
 BAIS)
                                                   OCTOBER 31, 2004         PURCHASES              SALES        JANUARY 31, 2005
                                                   -----------------  ----------------------  ----------------  -----------------
                                                   SHARES     COST    SHARES            COST  SHARES  PROCEEDS  SHARES      COST
                                                   -------  --------  ------            ----  ------  --------  -------  ----------
 PRINCIPAL LARGECAP STOCK INDEX FUND
   Principal Financial Group                        1,884   $54,798     5               $200    --       $--     1,889    $54,998



                                                        REALIZED GAIN/LOSS
                                         DIVIDENDS        ON INVESTMENTS
                                         ---------     --------------------
 PRINCIPAL LARGECAP STOCK INDEX FUND
   Principal Financial Group              $1,036                $--



The Fund's schedule of investments as of January 31, 2005 has not been audited. This report is provided for the general information of the Fund's shareholders. For more information regarding the Fund and its holdings, please see the Fund's most recent prospectus and annual report.


ITEM 2 - CONTROLS AND PROCEDURES

a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).

(b) There have been no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3 - EXHIBITS

Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Principal LargeCap Stock Index Fund, Inc.
                     -----------------------------------------------------------



By           /s/ Ralph C. Eucher
============ -------------------------------------------------------------------

         Ralph C. Eucher, President

Date         3/18/2005
             ---------------------------



         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By           /s/ Ralph C. Eucher
             -------------------------------------------------------------------

         Ralph C. Eucher, President

Date         3/18/2005
             ---------------------------



By           /s/ Jill R. Brown
============ -------------------------------------------------------------------

         Jill R. Brown, Vice President and Chief Financial Officer

Date         3/18/2005
             ---------------------------